Combined and Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (507,944)	$ (77,846)	¥ (806,673)	¥ (445,155)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	76,353	11,702	108,303	79,162
Amortization of intangible assets	11,202	1,717	10,803	1,907
Loss on disposal of property and equipment	138,827	21,276	30,604	7,069
Loss on disposal of intangible assets	608	93	14
Impairment of long-lived assets	36,505	5,595	52,030	111,203
Impairment of long-term investment	10,060	1,542	37,453	18,990
(Gain)/loss on disposal of subsidiaries	39,703	6,085		(644)
Gain on disposal of long-term investments	(8,561)	(1,312)		(2,030)
Amortization of right-of-use assets	159,738	24,481	289,005	288,076
Remeasurement gain of previously held equity interests in connection with step acquisitions			(386)	(27,543)
Change in fair value of liabilities to be settled in shares			179,475	(25,607)
Share-based compensation	202,333	31,009
Bad debt expense	19,439	2,979	4,950	7,352
Loss from equity method investment	639	98	1,548	948
Deferred income tax benefit	(884)	(135)	(884)	(47)
Changes in operating assets and liabilities:
Accounts receivable	(47,483)	(7,277)	(19,821)	543
Prepaid expenses and other current assets	8,060	1,235	(6,570)	11,097
Other non current assets	5,741	880	5,308
Amount due from related parties	28,693	4,397	(27,814)	21,956
Long-term prepaid expenses	3,092	474	(1,274)	1,413
Rental deposit, non-current	35,784	5,484	(6,900)	(21,813)
Accounts payable	40,593	6,221	46,401	8,845
Note payable	12,105	1,855
Accrued expenses and other current liabilities	(20,984)	(3,215)	43,549	48,239
Advanced workspace membership fee	(44,769)	(6,861)	12,393	8,869
Contract liabilities	(9,041)	(1,386)	8,569	14,905
Income tax payable	1,041	160	(5,422)	(2,571)
Deferred subsidy income	(2,412)	(370)	(6,383)	(1,179)
Amount due to related parties	8,549	1,310	37,108	6,179
Lease liabilities	(229,570)	(35,183)	(217,505)	(167,324)
Change in held for sale assets	(3,258)	(499)	(10,181)
Change in held for sale liabilities	6,068	930	18,862
Refundable deposits from members, non-current	2,129	326	81	5,089
Net cash used in operating activities	(27,644)	(4,235)	(223,357)	(52,071)
Cash Flows from investing activities
Purchase of term deposits	(40,960)	(6,277)	(41,712)	(17,000)
Settlement of term deposits	26,715	4,094	24,000
Purchase of short-term investments	(24,980)	(3,828)	(321,940)	(32,200)
Settlement of short-term investments	57,010	8,737	317,200	206,400
Purchase of property and equipment	(95,433)	(14,626)	(173,571)	(135,239)
Proceeds from disposal of property and equipment	55	8	1,089	642
Purchase of intangible asset	(125)	(19)	(4,345)	(607)
Loan provided to related parties				(8,020)
Loan provided to third parties	(17,000)	(2,605)		(70,000)
Loan collected from related parties			2,200
Loan collected from third parties			190,000
Payment for long-term investment			(1,978)	(6,250)
Proceeds from disposal of long-term investments	9,940	1,523		3,000
Cash deduction due to disposal of a subsidiary	(4,480)	(687)		(324)
Cash received for business acquisitions, net of cash paid			16,481	29,913
Proceeds from disposal of subsidiaries	50,000	7,663
Net cash (used in)/provided by investing activities	(39,258)	(6,017)	7,424	(29,685)
Cash flows from financing activities
Capital contribution from shareholders				4,499
Capital contribution from noncontrolling shareholders			4,110	10,174
Subscription received to be settled in shares				126,545
Cash paid for listing fee			(6,299)
Acquisition of noncontrolling interests			(2,720)
Loan repaid to related parties	(23,800)	(3,648)	(6,906)	(11,316)
Loan received from related parties	34,550	5,295
Loan received from third parties	97,017	14,869	120,165	59,960
Loan repaid to third parties	(160,188)	(24,550)	(73,733)
Reverse recapitalization	35,881	5,499
Equity financing through PIPE, net	371,366	56,914
Repayment for convertible bond	(65,250)	(10,000)
Cash received from issuing convertible bond			69,762
Net cash provided by financing activities	289,576	44,379	104,379	189,862
Effects of exchange rate changes	(18,185)	(2,787)	(51)	57
Net increase/(decrease) in cash, cash equivalents and restricted cash	204,489	31,340	(111,605)	108,163
Cash, cash equivalents and restricted cash – beginning of the period	196,301	30,084	307,906	199,743
Cash, cash equivalents and restricted cash – end of the period	400,790	61,424	196,301	307,906
Supplemental disclosure of cash flow information:
Interest paid	19,626	3,008	7,948	5,253
Income taxes paid	3,366	516	6,801	351
Supplemental disclosure of noncash information:
Payable for purchase of property and equipment	97,128	14,886	179,914	219,104
Payable for investments and acquisitions	32,688	5,010	41,688	38,350
Noncash subscription received to be settled in shares				1,180,821
Right-of-use assets obtained in exchange for new operating lease liabilities	11,902	1,824	315,027	977,539
ROU assets disposed as reduction of operating lease liabilities due to lease termination	819,879	125,652	83,770
Cash and cash equivalents	348,064		175,774	274,633
Restricted cash, current	52,199	8,000		11,000
Restricted cash, non-current	527	81	20,527	22,273
Total cash, cash equivalents and restricted cash	¥ 400,790	$ 61,424	¥ 196,301	¥ 307,906